Unaudited condensed consolidated interim statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Other Reserves [Member]	Foreign Currency Translation Reserve [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2024	$ 178,951	$ 1,301	$ 291,463	$ 5,194	$ (12,561)	$ (106,446)
Changes in equity
Loss for the period	(10,812)	0	0	0	0	(10,812)
Other comprehensive (loss)/income	592	0	0	60	532	0
Total comprehensive loss for the period	(10,220)	0	0	60	532	(10,812)
Share-based compensation expense	1,635	0	0	1,635	0	0
Transfer of share options	0	0	0	(218)	0	218
Issue of share capital	139,848	250	139,598	0	0	0
Total transactions with owners	141,483	250	139,598	1,417	0	218
Ending balance at Mar. 31, 2025	310,214	1,551	431,061	6,671	(12,029)	(117,040)
Beginning balance at Dec. 31, 2025	279,703	1,551	431,061	13,292	(11,776)	(154,425)
Changes in equity
Loss for the period	(18,967)	0	0	0	0	(18,967)
Other comprehensive (loss)/income	738	0	0	(84)	822	0
Total comprehensive loss for the period	(18,229)	0	0	(84)	822	(18,967)
Share-based compensation expense	1,831	0	0	1,831	0	0
Share option exercises	72	0	72	0	0	0
Transfer of share options	0	0	0	(163)	0	163
Total transactions with owners	1,903	0	72	1,668	0	163
Ending balance at Mar. 31, 2026	$ 263,377	$ 1,551	$ 431,133	$ 14,876	$ (10,954)	$ (173,229)